Farmland Assets	12 Months Ended
Mar. 31, 2022
Farmland Assets [Abstract]
FARMLAND ASSETS

Note 10 – FARMLAND ASSETS

Farmland assets consist of ginkgo trees planted in 2012 and expected to be harvested and sold in several years. As of March 31, 2022 and March 31, 2021, farmland assets are valued as follows:

	March 31,	March 31,
	2022	2021
Farmland assets	$2,478,498	$2,387,136
Less: Impairment*	(1,756,214)	(1,551,709)
Farmland assets, net	$722,283	$835,427

*	In the year ended March 31, 2022, we evaluated the use rights of the forest land, which is currently used to cultivate Ginkgo trees. Based on the evaluation of the forest land use rights, the Company recorded an impairment of $148,795..